GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

11. GOODWILL

        The change in the net carrying amount of goodwill for 2011 and 2010 by reportable segments was as follows:

	Russia	Ukraine	Other	Total
Balance at January 1, 2010
Gross amount of goodwill	$598,349	$5,311	$248,579	$852,239
Accumulated impairment loss	(48,466)			(48,466)

	549,883	5,311	248,579	803,773

Acquisitions (Note 3)	175,307	—	—	175,307
Currency translation adjustment	(3,328)	16	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	769,958	5,327	254,146	1,029,431
Accumulated impairment loss	(48,096)			(48,096)

	721,862	5,327	254,146	981,335

Acquisitions (Note 3)	185,690	—	—	185,690
Finalization of purchase accounting	6,945	—	—	6,945
Currency translation adjustment	(46,988)	(19)	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	913,037	5,308	245,713	1,164,058
Accumulated impairment loss	(45,528)	—	—	(45,528)

	$867,509	$5,308	$245,713	$1,118,530